Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - Selling and Marketing Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 962,479	$ 720,120	$ 506,305
Employee compensation and benefits [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	202,992	141,600	99,797
Travel and promotion [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	125,213	36,768	45,083
Shipping and handling [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	191,671	181,556	78,281
Insurance [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	12,233		2,813
Consulting fee [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	24,725	6,917	6,203
Inspection and certification fees [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	141,729	196,732	77,352
Entertainment [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	182,221	140,292	166,295
Office and miscellaneous [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 81,695	$ 16,255	$ 30,481